UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22759

The Private Shares Fund

(Exact name of registrant as specified in charter)

88 Pine Street, Suite 3101

New York, NY 10005

(Address of principal executive offices) (Zip code)

Cogency Global, Inc.

c/o The Private Shares Fund

850 New Burton Rd. Ste. 201

City of Dover, County of Kent, Delaware 19904

(Name and address of agent for service)

Copies to:

Dechert LLP

45 Fremont Street, 26th Floor

San Francisco, CA 94105

Registrant's telephone number, including area code: (646) 839-5548

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a) The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended.

THE PRIVATE SHARES FUND

THE PRIVATE SHARES FUND
Fund Performance June 30, 2025 (Unaudited)

As of June 30, 2025, the Fund’s performance is as follows:

Total Return Information (Unaudited)
The Private Shares Fund – Class A (Inception Date: 03/25/2014)	Ten Years	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	6.15%	8.85%	0.18%	8.33%	8.02%	138.42%
Returns based on Purchase With Maximum Sales Charge of 5.75% (POP)	5.52%	7.57%	-1.78%	2.10%	7.45%	124.71%
Fund Benchmark
Russell 2000® Index	7.12%	10.04%	10.00%	7.68%	7.05%	115.43%
The Private Shares Fund – Class I (Inception Date: 11/17/2017)	Ten Years	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	N/A	9.08%	0.36%	8.41%	8.33%	83.92%
Fund Benchmark
Russell 2000® Index	N/A	10.04%	10.00%	7.68%	6.51%	61.61%
The Private Shares Fund – Class L (Inception Date: 05/11/2018)	Ten Years	Five Years	Three Years	One Year	Annualized Since Inception	Cumulative Since Inception
Returns based on Purchase Without Any Sales Charge (NAV)	N/A	8.59%	-0.06%	8.11%	7.28%	65.11%
Returns based on Purchase With Maximum Sales Charge of 4.25% (POP)	N/A	7.65%	-1.49%	3.52%	6.63%	58.09%
Fund Benchmark
Russell 2000® Index	N/A	10.04%	10.00%	7.68%	5.77%	49.25%

Performance data quoted represents past performance and is no guarantee of future results. Public offering price (“POP”) performance assumes a maximum sales load of 5.75% (Class A) and 4.25% (Class L) on all sales. Investment return and principal value will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than original cost. Current performance may be lower or higher than the performance data quoted. For performance as of the most recent month-end, please call 1-855-551-5510. Some of the Fund’s fees were waived or expenses reimbursed; otherwise, returns would have been lower. The Fund’s total annual expenses per the currently stated prospectus are 2.53% (Class A), 2.48% (Class I), and 2.76% (Class L). The Fund’s total net expenses are 2.72% (Class A), 2.47% (Class I), and 2.97% (Class L). Liberty Street Advisors, Inc. (the “Investment Adviser”) has contractually agreed to waive fees and/or reimburse (excluding taxes, interest expense, commitment fees, legal fees or other expenses related to any borrowing or leverage incurred by the Fund, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or reorganization costs, but inclusive of organizational costs and offering costs) expenses such that the total expenses do not exceed 2.65% (Class A), 2.40% (Class I), and 2.90% (Class L) through May 2, 2026. Net expenses are applicable to investors.

THE PRIVATE SHARES FUND
Fund Performance (Continued) June 30, 2025 (Unaudited)

DISCLOSURES

Investment in the Fund involves substantial risk. The Fund is not suitable for investors who cannot bear the risk of loss of all or part of their investment. The Fund is appropriate only for investors who can tolerate a high degree of risk and do not require a liquid investment. All investing involves risk including the possible loss of principal. Shares in the Fund are highly illiquid, and can be sold by shareholders only in the quarterly repurchase program of the Fund which allows for up to 5% of the Fund’s outstanding shares to be redeemed each quarter at NAV. Due to transfer restrictions and the illiquid nature of the Fund’s investments, you may not be able to sell your shares when, or in the amount that, you desire. The Fund primarily invests in late-stage operating businesses and does so primarily by directly investing in private, operating growth companies (“Portfolio Companies”). There are significant potential risks relating to investing in Portfolio Companies. Because most of the securities in which the Fund invests are not publicly traded, the Fund’s investments will be valued by Liberty Street Advisors, Inc. (the “Investment Adviser”) as Valuation Designee pursuant to fair valuation procedures and methodologies approved by the Board of Trustees, as set forth in the prospectus. As a consequence, the value of the securities, and therefore the Fund’s Net Asset Value (“NAV”), may vary. There are significant potential risks associated with investing in venture capital and private equity-backed companies with complex capital structures. The Fund focuses its investments in a limited number of securities, which could subject it to greater risk than that of a larger, more varied portfolio. There is a greater focus in technology securities that could adversely affect the Fund’s performance. The Fund’s quarterly repurchase policy may require the Fund to liquidate portfolio holdings earlier than the Investment Adviser would otherwise do so and may also result in an increase in the Fund’s expense ratio. Portfolio holdings of private companies that become publicly traded likely will be subject to more volatile market fluctuations than when private, and the Fund may not be able to sell shares at favorable prices. Such companies frequently impose lock-ups that would prohibit the Fund from selling shares for a period of time after an initial public offering (IPO). Market prices of public securities held by the Fund may decline substantially before the Investment Adviser is able to sell the securities. The Fund may invest in private securities utilizing special purpose vehicles (“SPVs”) and similar investment structures, venture capital funds and other funds that invest in private companies and rely on exclusions from the 1940 Act under section 3(c)(1) or 3(c)(7) (“Private Funds”), private investments in public equity (“PIPE”) transactions where the issuer is a special purpose acquisition company (“SPAC”), and may utilize profit sharing agreements. The Fund will bear its pro rata portion of expenses on investments in SPVs and Private Funds and will have no direct claim against underlying portfolio companies. The Fund’s investments in Private Funds subject it to the risks associated with direct ownership of the securities in which the underlying funds invest, as well as additional risks specific to the Private Funds, including operational risk, legal and indemnification risks, and lock-ups and other restrictions on withdrawal. PIPE transactions involve price risk, market risk, expense risk, and the risk that the Fund may not be able to sell the securities due to lock-ups or restrictions. Profit sharing agreements may expose the Fund to certain risks, including that the agreements could reduce the gain the Fund otherwise would have achieved on its investment, may be difficult to value and may result in contractual disputes. Certain conflicts of interest involving the Fund and its affiliates could impact the Fund’s investment returns and limit the flexibility of its investment policies. This is not a complete enumeration of the Fund’s risks. Please read the Fund prospectus for other risk factors related to the Fund.

The Fund may not be suitable for all investors. We encourage you to consult with appropriate financial professionals before considering an investment in the Fund.

The Russell 2000 is an index measuring the performance of approximately 2,000 smallest-cap American companies in the Russell 3000 Index, which is made up of 3,000 of the largest U.S. stocks. It is a market-cap weighted index. A SPAC is a company that has no commercial operations and is formed strictly to raise capital through an IPO for the purpose of acquiring or merging with an existing company.

The views expressed in this material reflect those of the Investment Adviser as of the date this is written and may not reflect its views on the date this material is first published or anytime thereafter. These views are intended to assist in understanding the Fund’s investment methodology and do not constitute investment advice. This material may contain discussions about investments that may or may not be held by the Fund. All current and future holdings are subject to risk and to change.

The Fund is distributed by Foreside Fund Services, LLC.

THE PRIVATE SHARES FUND
Fund Performance (Continued) June 30, 2025 (Unaudited)

IMPORTANT DISCLOSURES

The inclusion of various indices is for comparison purposes only. The performance of an index is not an exact representation of any particular investment, as you cannot invest directly in an index.

Holdings subject to change. Not a recommendation to buy, sell, or hold any specific security.

THE PRIVATE SHARES FUND
Portfolio Diversification June 30, 2025 (Unaudited)

Fund Sector Diversification

The following chart provides a visual breakdown of the Fund, by the industry sectors that the underlying securities represent, as a percentage of the total investments.

Transportation 5.13%
3D Printing 0.12%
Advertising 1.94%
Aerospace 14.00%
AgTech 1.43%
Analytics/Big Data 8.47%
Artificial Intelligence 8.57%
Clean Technology 0.15%
Consumer Web 0.01%
e-Commerce 7.44%
Education 1.18%
Enterprise Software 8.82%
Finance/Payments 15.52%
FoodTech 1.31%
Games 1.14%
Hardware 0.05%
Healthcare/Biotech 4.66%
Hosting/Storage 1.06%
Mutual Fund 4.53%
Private Funds 0.45%
Security 6.96%
Software 7.06%

THE PRIVATE SHARES FUND
Portfolio Composition June 30, 2025 (Unaudited)

Fund Holdings

THE PRIVATE SHARES FUND
Portfolio Composition (Continued) June 30, 2025 (Unaudited)

Fund Holdings (Continued)

THE PRIVATE SHARES FUND
Schedule of Investments June 30, 2025 (Unaudited)
	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Public Companies(a),(b) — 8.2%
Aerospace — 2.1%
Voyager Technologies, Inc.	Mar 2022	544,823	$14,999,950	$21,384,303

Finance/Payments — 5.3%
Circle Internet Group, Inc.	Apr 2018	290,200	2,604,826	52,610,358

Healthcare/Biotech — 0.8%
Omada Health, Inc.	Dec 2021	444,800	7,999,995	8,139,840
TOTAL COMMON STOCK IN PUBLIC COMPANIES			25,604,771	82,134,501

Common Stock in Private Companies(a),(b) — 37.0%
3D Printing — 0.1%
Carbon, Inc.	Jun 2019	158,853	2,125,214	1,172,335

Advertising — 1.9%
GroundTruth, Inc.	Oct 2016	1,659,427	446,424	481,234
NextRoll, Inc.	Mar 2017	2,367,054	16,079,048	16,072,297
OpenX Software, Ltd.	Jun 2015	2,899,297	2,615,386	2,609,367
			19,140,858	19,162,898
Aerospace — 7.1%
Axiom Space, Inc.	Mar 2021	29,543	5,099,983	3,666,287
Relativity Space, Inc.	Oct 2021	12,165	20,299,986	51,882
Space Exploration Technologies Corp.	May 2019	360,330	7,386,765	66,661,050
			32,786,734	70,379,219
AgTech — 0.1%
Farmer’s Business Network, Inc.	Sep 2021	119,676	5,042,625	935,866

Analytics/Big Data — 5.7%
Content Square SAS	Dec 2023	544,905	3,740,557	6,375,388
Dataminr, Inc.	Sep 2015	567,043	6,559,226	16,756,121
Domino Data Lab, Inc.	Apr 2021	330,000	4,118,400	5,412,000
INRIX, Inc.	May 2014	133,238	3,026,250	6,045,008
SingleStore, Inc.	May 2020	2,148,366	10,359,604	14,866,693
Tealium, Inc.	Sep 2020	200,000	1,300,000	2,990,000
ThoughtSpot, Inc.	Oct 2018	162,087	1,745,758	3,984,098
			30,849,795	56,429,308
Artificial Intelligence — 4.1%
Brain Corp.	Dec 2020	2,375,000	9,540,000	12,848,750
Cerebras Systems, Inc.	Feb 2022	309,813	6,946,627	11,351,548
Nanotronics Imaging, Inc.	Aug 2022	76,504	7,803,408	16,138,519
			24,290,035	40,338,817
EDUCATION — 0.7%
Learneo, Inc. (f.k.a. Course Hero, Inc.)	Jun 2020	270,000	3,429,200	6,501,600

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2025 (Unaudited)
	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(b) — 37.0% (Continued)
Enterprise Software — 3.6%
Automation Anywhere, Inc.	Jul 2021	189,449	$4,019,940	$2,144,563
Docker, Inc.	May 2017	2,500	531,250	24,750
EquipmentShare.com, Inc.	Oct 2021	694,800	9,985,874	20,976,012
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.)	May 2019	788,562	3,420,734	8,871,322
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.)	Nov 2020	190,007	1,235,126	1,417,452
Trax, Ltd.	Mar 2020	149,970	5,100,000	2,080,084
			24,292,924	35,514,183
Finance/Payments — 3.7%
Betterment Holdings, Inc.	Mar 2021	1,457,800	14,999,995	24,388,994
ConsenSys Software, Inc.	May 2022	31,010	3,703,824	3,968,660
Payward, Inc. (d.b.a. Kraken)	Jun 2021	105,218	5,079,228	5,273,526
Prosper Marketplace, Inc.	Jan 2016	244,130	1,307,998	97,652
Upgrade, Inc.	Apr 2022	661,053	2,900,002	3,087,118
			27,991,047	36,815,950
FoodTech — 0.4%
Impossible Foods, Inc.	Oct 2022	373,248	3,569,496	4,452,849

Games — 1.1%
Epic Games, Inc.	Nov 2022	17,168	10,826,013	11,375,002

Hardware — 0.0%
Hydrow, Inc.	Feb 2022	14,172,560	4,999,989	473,364

Healthcare/Biotech — 1.8%
Click Therapeutics, Inc.	Nov 2020	1,000,000	3,500,000	4,967,100
Color Health, Inc.	Feb 2022	139,486	10,039,927	1,687,781
Devoted Health, Inc.	Aug 2022	177,776	9,999,953	11,055,889
ZocDoc, Inc.	Feb 2015	61,016	1,321,708	466,772
			24,861,588	18,177,542
Security — 4.9%
Arctic Wolf Networks, Inc.	Dec 2021	2,072,651	20,456,420	24,996,171
Contrast Security, Inc.	Sep 2022	31,250	255,000	288,125
Cybereason, Inc.	Apr 2025	2,115,128	7,631,457	1,336,338
Lookout, Inc.	Jul 2022	1,869,160	10,000,006	12,766,363
Snyk, Ltd.	Mar 2023	392,707	2,932,070	4,543,620
Tanium, Inc.	Apr 2019	640,000	4,787,200	5,203,200
			46,062,153	49,133,817
Software — 1.5%
Discord, Inc.	Dec 2021	36,603	15,833,016	14,153,648
Roofstock, Inc.	Jun 2024	127,231	6,130,637	1,080,191
			21,963,653	15,233,839

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2025 (Unaudited)
	Acquisition Date	Shares	Cost	Fair Value

Common Stock in Private Companies(a),(b) — 37.0% (Continued)
Transportation — 0.3%
Flexport, Inc.	Jul 2022	538,387	$7,256,025	$2,858,835
TOTAL COMMON STOCK IN PRIVATE COMPANIES			289,487,349	368,955,424

Preferred Stock in Private Companies(a),(b) — 38.5%
Advertising — 0.0%
GroundTruth, Inc., Preferred Series B-1	Jan 2017	600,000	149,200	174,000

Aerospace — 4.8%
Axiom Space, Inc., Preferred Series B	Dec 2020	32,221	2,019,958	3,998,627
Axiom Space, Inc., Preferred Series C-1	Aug 2021	108,731	15,612,740	13,493,518
Beta Technologies, Inc., Preferred Series A	Apr 2021	40,944	2,999,967	4,686,860
Beta Technologies, Inc., Preferred Series B	Apr 2022	58,156	5,999,954	6,657,117
Radian Aerospace, Inc., Preferred Series Seed 2	Sep 2021	607,336	1,999,997	2,332,170
Relativity Space, Inc., Preferred Series 1A	May 2025	1,172,360	4,999,998	4,999,998
Relativity Space, Inc., Preferred Series Z	May 2025	9,999	0	9,999,000
Xplore, Inc., Preferred Series A1	Feb 2022	237,524	1,000,000	1,250,001
			34,632,614	47,417,291
AgTech — 0.5%
Farmer’s Business Network, Inc., Preferred Series G	Sep 2021	128,704	10,199,946	4,570,279

Analytics/Big Data — 0.6%
Content Square SAS, Preferred Series F	Dec 2023	160,410	1,693,701	2,441,440
Dataminr, Inc., Preferred Series A	Apr 2019	20,000	198,000	591,000
Dataminr, Inc., Preferred Series B	Apr 2019	87,496	866,211	2,585,507
			2,757,912	5,617,947
Artificial Intelligence — 2.4%
Nanotronics Imaging, Inc., Preferred Series F-2	Apr 2022	90,888	15,300,066	19,172,823
VerbIT, Inc., Preferred Series A	Nov 2021	47,640	693,256	151,495
VerbIT, Inc., Preferred Series B	Nov 2021	288,180	4,194,173	916,412
VerbIT, Inc., Preferred Series E-1	Nov 2021	423,720	6,166,668	3,915,173
VerbIT, Inc., Preferred Series Seed 2	Nov 2021	65,000	945,904	206,700
			27,300,067	24,362,603
Clean Technology — 0.1%
WiTricity Holdings, Inc., Preferred Series A	Oct 2020	1,000,000	1,020,000	820,000
WiTricity Holdings, Inc., Preferred Series B	Jun 2022	333,253	999,999	559,865
			2,019,999	1,379,865
Consumer Web — 0.0%
Trusper, Inc. (d.b.a. Musely), Preferred Series B	Oct 2014	7,961	100,012	118,380

e-Commerce — 7.2%
GrubMarket, Inc., Preferred Series D	Oct 2020	440,742	1,999,999	11,865,590
GrubMarket, Inc., Preferred Series E	Jun 2021	1,520,838	14,999,995	40,943,773
GrubMarket, Inc., Preferred Series F	Feb 2022	697,526	9,999,982	18,778,690
			26,999,976	71,588,053

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2025 (Unaudited)
	Acquisition Date	Shares	Cost	Fair Value

Preferred Stock in Private Companies(a),(b) — 38.5% (Continued)
Education — 0.1%
Yanka Industries, Inc. (d.b.a. MasterClass), Preferred Series Seed 1	Jul 2021	193,100	$6,146,189	$1,204,944

Enterprise Software — 5.0%
Checkr, Inc., Preferred Series A-1	Mar 2020	150,000	1,405,000	2,565,000
Cohere Technologies, Inc., Preferred Series D-1	Feb 2022	279,571	1,999,995	1,973,771
Cohere Technologies, Inc., Preferred Series D-2	Dec 2020	386,038	2,071,233	2,682,964
EquipmentShare.com, Inc., Preferred Series E	May 2022	323,064	4,999,997	9,753,302
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series E	May 2021	638,843	4,599,996	7,186,984
Motive Technologies, Inc. (f.k.a. Keep Truckin, Inc.), Preferred Series F	Jun 2022	1,923,076	14,999,993	21,634,605
Tebra Technologies, Inc. (f.k.a. Kareo, Inc.), Preferred Series Seed 2	Nov 2020	123,819	804,870	923,690
Trax, Ltd., Pre IPO	Mar 2021	76,722	3,999,978	2,700,614
			34,881,062	49,420,930
Finance/Payments — 6.0%
Betterment Holdings, Inc., Preferred Series F	Sep 2021	318,380	3,999,999	5,326,497
Fundbox, Ltd., Preferred Series C	Jun 2019	439,552	4,999,992	5,551,542
Fundbox, Ltd., Preferred Series D	Sep 2021	531,914	7,499,988	7,127,648
Payward, Inc. (d.b.a. Kraken), Preferred Series A	Nov 2021	262,210	13,768,164	13,141,965
Payward, Inc. (d.b.a. Kraken), Preferred Series Seed	Apr 2022	67,000	3,505,340	3,358,040
Prosper Marketplace, Inc., Preferred Series A	Jan 2016	55,395	305,781	28,805
Prosper Marketplace, Inc., Preferred Series A-1	Jan 2016	58,165	116	23,266
Ripple Labs, Inc., Preferred Series A	Dec 2018	40,697	488,364	10,174,250
Upgrade, Inc., Preferred Series C-1	Mar 2022	3,290,000	14,159,000	15,364,300
			48,726,744	60,096,313
FoodTech — 0.5%
Impossible Foods, Inc., Preferred Series E-1	Nov 2022	400,000	4,080,000	4,772,000

Healthcare/Biotech — 2.0%
Click Therapeutics, Inc., Preferred Series A	Nov 2020	60,087	210,304	298,458
Collective Health, Inc., Preferred Series F	May 2021	3,989,361	3,120,000	2,273,936
Crossover Health Management Services, Inc., Preferred Series D	Mar 2021	303,329	10,786,170	16,589,063
Devoted Health, Inc., Preferred Series E	Dec 2023	8,888	499,953	552,745
ZocDoc, Inc., Preferred Series A	Feb 2015	35,000	875,000	267,750
			15,491,427	19,981,952
Security — 2.0%
Contrast Security, Inc., Preferred Series A	Jul 2022	828,514	10,300,003	7,638,899
Contrast Security, Inc., Preferred Series C	Nov 2022	1,164,596	7,649,998	10,737,575
Cybereason, Inc., Preferred Series H	Apr 2025	175,604	110,947	110,947
Lookout, Inc., Preferred Series A	Feb 2015	204,000	1,927,800	1,393,320
			19,988,748	19,880,741
See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2025 (Unaudited)
	Acquisition Date	Shares/ Principal	Cost	Fair Value

Preferred Stock in Private Companies(a),(b) — 38.5% (Continued)
Software — 4.8%
Roofstock, Inc., Preferred Series E	Mar 2022	339,154	$9,999,990	$6,688,117
Tradeshift Holdings, Inc., Preferred Series 3	Jun 2021	28,797,969	12,551,436	41,469,075
			22,551,426	48,157,192
Transportation — 2.5%
Clearmotion, Inc., Preferred Series A-3	Mar 2022	2,075,885	341,068	515,650
Clearmotion, Inc., Preferred Series A-4	Mar 2022	12,954,589	908,932	3,217,920
Clearmotion, Inc., Preferred Series B	Mar 2023	2,484,760	500,000	617,214
Flexport, Inc., Preferred Series A	Jun 2022	580,165	8,489,030	3,080,676
Flexport, Inc., Preferred Series B-1	Jul 2022	69,790	944,665	370,585
Flexport, Inc., Preferred Series D-3	Jul 2022	82,613	1,117,776	474,199
Loadsmart, Inc., Preferred Series D	Jan 2022	500,000	10,000,000	8,280,000
Neutron Holdings, Inc. (d.b.a. Lime), Preferred Series 1-D	Mar 2019	20,618,556	5,000,000	1,870,103
Turo, Inc., Preferred Series D-1	Jun 2018	314,017	2,932,295	5,988,304
			30,233,766	24,414,651
TOTAL PREFERRED STOCK IN PRIVATE COMPANIES			286,259,088	383,157,141

Convertible Notes of Private Companies(a),(b) — 4.2%
AgTech — 0.0%
Farmer’s Business Network, Inc., 15.00% 9/28/2025	Sep 2023	$350,000	350,000	350,000

Analytics/Big Data — 0.1%
Dataminr, Inc., 10.00% 2/28/2030	Jun 2025	$1,000,000	1,000,000	1,000,000

Artificial Intelligence — 0.3%
Nanotronics Imaging, Inc., 5.00% 4/25/2025	Apr 2023	$3,000,000	3,000,000	3,418,031

Hosting/Storage — 1.1%
TMGcore, Inc., 4.00% 9/30/2028	Dec 2021	$10,476,362	10,476,362	10,494,731

Software — 0.3%
Tradeshift Holdings, Inc., 0.00% 7/31/2026	Apr 2023	$2,227,053	2,227,053	2,227,053
Tradeshift Holdings, Inc., 0.00% 9/13/2027	Sep 2024	$500,000	500,000	500,000
			2,727,053	2,727,053
Transportation — 2.4%
Neutron Holdings, Inc. (d.b.a. Lime), 8.00% 10/29/2026(c)	Oct 2021	$18,054,330	18,054,330	22,526,544
Neutron Holdings, Inc. (d.b.a. Lime), 4.00% 6/1/2027	Jun 2020	$10,418,495	252,362	1,092,339
			18,306,692	23,618,883
TOTAL CONVERTIBLE NOTES OF PRIVATE COMPANIES			35,860,107	41,608,698

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2025 (Unaudited)
	Acquisition Date	Units	Cost	Fair Value

Units of Private Companies(a),(b) — 0.0%
Security — 0.0%
Excalibur CombineCo, L.P. Class A Units	Jun 2023	194	$193,877	$193,857
TOTAL UNITS OF PRIVATE COMPANIES			193,877	193,857

Warrants of Private Companies(a),(b) — 0.1%
Software — 0.1%
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 11/21/2031	Nov 2021	213,797	2,425,355	136,958
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 9/9/2031	Dec 2021	427,594	4,570,844	273,917
Tradeshift Holdings, Inc., Exercise Price $0.001, Exercise Date 3/25/2032	Mar 2022	213,797	2,538,052	136,958
			9,534,251	547,833
Transportation — 0.0%
Neutron Holdings, Inc. (d.b.a. Lime), Exercise Price $0.01, Exercise Date 6/2/2027	Jun 2020	1,016,483	807	82,742
TOTAL WARRANTS OF PRIVATE COMPANIES			9,535,058	630,575

SPECIAL PURPOSE VEHICLES(a),(b),(d) — 6.8%
AGTECH — 0.8%
Stage 1 Growth Fund, LLC, Series CiBO (invested in CIBO Technologies, Inc., Preferred Series C1)	Aug 2021	1,298,566	3,210,057	3,116,558
Stage 1 Growth Fund, LLC Series Invaio (invested in Invaio Sciences, Inc., Preferred Series C)	Mar 2021	1,061,390	5,150,000	5,222,039
			8,360,057	8,338,597
ANALYTICS/BIG DATA — 2.1%
KVC Select, LLC (invested in Dremio Corp., 26.2% Common Stock and 73.8% Preferred Series E)	Dec 2021	636,258	5,213,383	4,270,465
Tiger Global PIP 12-1, LLC (invested in Databricks, Inc., Preferred Series G)	Jul 2022	182,664	10,815,024	16,896,420
			16,028,407	21,166,885
ARTIFICIAL INTELLIGENCE — 1.7%
HOF Capital WH Strategic Opportunities Fund, LP (invested in X.AI, Corp., Preferred Series B)	May 2024	267,335	3,296,000	9,773,768
MVP Opportunity Fund VI LLC, Series 24G (invested in X.AI, Corp., Preferred Series C)	Nov 2024	42,794	1,000,000	1,564,549
SC JAL, LLC (invested in X.AI, Corp., Preferred Series B)	May 2024	150,375	1,854,000	5,497,710
			6,150,000	16,836,026
CLEAN TECHNOLOGY — 0.0%
Stage 1 Growth Fund Series WiTricity Holdings (invested in WiTricity Holdings, Inc. Common Stock)	Mar 2021	166,667	1,667	65,000

E-COMMERCE — 0.2%
Irving Investors Privates OSC XXXVIII, LLC (invested in 1661, Inc. (d.b.a GOAT), 14.9% Common Stock, 13.1% Preferred Series A-1, 0.3% Preferred Series A-5, 17.1% Preferred Series A-7, 27.0% Preferred Series B, and 27.7% Preferred Series C)	Sep 2021	859,200	5,100,463	2,388,576
			5,100,463	2,388,576
EDUCATION — 0.4%
GSV ERS LP (invested in Eruditus Learning Solutions Pte., Ltd. Common Stock)	Aug 2021	36,264	5,146,824	4,010,436

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Schedule of Investments (Continued) June 30, 2025 (Unaudited)
	Acquisition Date	Units/ Commitment	Cost	Fair Value

SPECIAL PURPOSE VEHICLES(a),(b),(d) — 6.8% (Continued)
ENTERPRISE SOFTWARE — 0.3%
KVC Select, LLC (invested in Ocrolus, Inc., Preferred Series C)	Aug 2021	438,327	$3,137,450	$2,770,227

FINANCE/PAYMENTS — 0.5%
ParaFi Private Opportunities, LLC - Series J (invested in ConsenSys Software, Inc., Preferred Series D)	Feb 2022	35,699	5,075,000	4,791,520

FOODTECH — 0.4%
Khosla Ventures IFSPV II-B, LLC (invested in Impossible Foods, Inc., 74.2% Preferred Series H-1 and 25.8% Preferred Series H-2)	Nov 2021	206,883	5,050,000	3,819,060

SOFTWARE — 0.4%
Artist Edge Partners IV, LP (invested in Discord, Inc. Common Stock)	Dec 2021	9,091	2,631,600	3,515,308
TOTAL SPECIAL PURPOSE VEHICLES			56,681,468	67,701,636

Simple Agreement for Future Equity of Private Companies(a),(b) — 0.0%
Artificial Intelligence — 0.0%
Cubefabs, Inc.	Nov 2023	250,000	250,000	250,000
TOTAL SIMPLE AGREEMENT FOR FUTURE EQUITY OF PRIVATE COMPANIES			250,000	250,000

PRIVATE FUNDS(a),(b) — 0.5%
Private Funds — 0.5%
Northgate Growth Fund III	Dec 2022	4,450,000	4,450,000	4,478,179
TOTAL PRIVATE FUNDS			4,450,000	4,478,179

Short-Term Investments — 4.6%
MUTuAL FUNDS — 4.6%
UMB Money Market II Special, 4.19%(e)			45,306,372	45,306,372

TOTAL SHORT-TERM INVESTMENTS			45,306,372	45,306,372

TOTAL INVESTMENTS — 99.9%			753,628,090	994,416,383
Other assets less liabilities — 0.1%				1,268,245

NET ASSETS — 100.0%				$995,684,628

(a)    Debt positions (convertible notes of private companies) are income producing, all other positions are Equity positions and are non-income producing, except for short-term investments.

(b)    Investments in private companies, and in some cases public companies, may be subject to restrictions on disposition imposed by the issuer. All positions held are non-controlled and non-affiliated investments, as defined by the Investment Company Act of 1940, as amended (“1940 Act”). As of June 30, 2025 restricted securities represented 95.32% of the net assets of the Fund.

(c)    Denotes a variable rate security. The rate shown is the current interest rate as of June 30, 2025.

(d)    The Fund has a direct investment in an SPV which has invested in an underlying portfolio company. If applicable, the number of units presented, are the units in the SPV owned by the Fund, which represents the equivalent number of securities of the underlying portfolio company for which the investment has economic exposure.

(e)    Represents the 7-day effective yield as of June 30, 2025.

All issuers are based in the United States, except for OpenX Software, Ltd., and Snyk, Ltd., which are based in the UK, and Trax, Ltd., Eruditus Learning Solutions Pte., Ltd., Fundbox, Ltd., and Content Square SAS, which are based in the Cayman Islands, Singapore, Israel, and France, respectively.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Statement of Assets and Liabilities June 30, 2025 (Unaudited)
Assets:
Investments, at fair value (cost $753,628,090) (Note 3)	$994,416,383
Receivable for fund shares sold	532,732
Interest receivable	3,209,735
Adviser contribution	193,394
Prepaid expenses and other assets	145,617
Prepaid borrowing costs	38,441
Total assets	998,536,302

Liabilities:
Advisory fees	1,922,875
Payable for shareholder servicing fees - Class L	1,165
Payable for shareholder servicing fees - Class A	27,075
Payable for audit and tax fees	297,534
Payable for transfer agent fees	332,638
Payable for 12b-1 fees - Class L	1,165
Payable for unused line of credit fees	37,917
Other accrued liabilities	231,305
Total liabilities	2,851,674
Commitments and contingences (Note 9)
Net assets	$995,684,628

Net assets consist of:
Capital stock (unlimited shares authorized, no par value)	$792,649,298
Total distributable earnings	203,035,330
Net assets	$995,684,628

Net assets:
Class A	$127,025,805
Class I	863,000,508
Class L	5,658,315
Total net assets	$995,684,628

Shares outstanding:
Class A	2,968,063
Class I	19,802,383
Class L	134,721
Total shares outstanding	22,905,167

Net asset value, public offering price, and redemption proceeds per share:
Class A - Net asset value and redemption proceeds per share	$42.80
Class I - Net asset value and redemption proceeds per share	$43.58
Class L - Net asset value and redemption proceeds per share	$42.00
Class A - Public offering price per share(a)	$45.41
Class L - Public offering price per share(b)	$43.86

(a)    Computation of public offering price per share 100/94.25 of net asset value. (See Note 10).

(b)    Computation of public offering price per share 100/95.75 of net asset value. (See Note 10).

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Statement of Operations For the six months ended June 30, 2025 (Unaudited)
Investment Income:
Dividends[1]	$2,019,029
Interest[2]	2,640,658
Total investment income	4,659,687

Expenses:
Investment advisory fees (Note 5)	9,324,925
Transfer agent fees	965,928
Audit and tax fees	432,424
Legal fees	236,036
Fund accounting & administration fees	203,487
Printing & postage	179,121
Trustee fees	172,301
Consulting expense	123,411
Insurance fees	98,003
Unused line of credit fees[3]	75,417
Borrowing fees[3]	57,184
Registration fees	49,010
Chief compliance officer fees	44,510
Miscellaneous expenses	35,721
Shareholder servicing fees - Class A	30,980
Custodian fees	17,420
Distribution fees - Class L	6,112
Shareholder servicing fees - Class L	662
Total expenses	12,052,652
Less: Net contractual waiver of fees and reimbursement of expenses (Note 4)	(42,286)
Net expenses	12,010,366
Net investment loss	$(7,350,679)

Net realized loss on investments	(11,458,305)
Net change in unrealized gain on investments	33,851,859
Net realized and change in unrealized gain on investments	22,393,554
Net change in net assets from operations	$15,042,875

1    Includes paid-in-kind dividends of $415,474.

2    Includes paid-in-kind interest of $724,193.

3    Line of credit borrowing costs incurred during the fiscal year that were excluded from the contractual waiver of fees.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Statements of Changes in Net Assets
	Six months ended June 30, 2025 (Unaudited)	Year ended December 31, 2024

Operations:
Net investment loss	$(7,350,679)	$(14,023,143)
Net realized loss on investments	(11,458,305)	(3,734,037)
Net change in unrealized gain on investments	33,851,859	122,482,195
Net change in net assets resulting from operations	15,042,875	104,725,015

Fund share transactions:
Proceeds from shares issued - Class A	8,877,781	14,608,294
Proceeds from shares issued - Class I	104,902,684	177,329,680
Proceeds from shares issued - Class L	1,414,137	743,511
Cost of shares repurchased - Class A	(19,795,638)	(36,177,467)
Cost of shares repurchased - Class I	(87,315,223)	(164,351,926)
Cost of shares repurchased - Class L	(199,258)	(322,710)
Contribution from Investment Adviser	139,427	—
Net change in net assets from fund share transactions	8,023,910	(8,170,618)
Net change in net assets	$23,066,785	$96,554,397

Net assets:
Beginning of period	$972,617,843	$876,063,446
End of period	$995,684,628	$972,617,843

Transactions in shares:
Issuance of shares - Class A	213,425	370,379
Issuance of shares - Class I	2,468,493	4,429,079
Issuance of shares - Class L	34,869	18,802
Repurchase of shares - Class A	(469,720)	(903,982)
Repurchase of shares - Class I	(2,012,055)	(4,035,918)
Repurchase of shares - Class L	(4,693)	(8,174)
Net change in shares	230,319	(129,814)

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Statement of Cash Flows For the six months ended June 30, 2025 (Unaudited)
Cash flows from operating activities:
Net change in net assets from operations	$15,042,875
Adjustments to reconcile net change in net assets from operations to net cash used in operating activities:
Purchases of investments	(13,835,132)
Net sales of short-term investments	8,041,220
Proceeds from sales of investments	5,051,360
Net change in unrealized gain on investments	(33,851,859)
Net realized loss on investments	11,458,305
Paid-in-kind interest and dividends	(1,139,667)
Change in operating assets and liabilities:
Increase in interest receivable	(255,045)
Decrease in prepaid expenses and other assets	146,936
Increase in net payable to Investment Adviser	204,379
Increase in other accrued liabilities	56,891
Net cash used in operating activities	(9,079,737)

Cash flows from financing activities:
Proceeds from shares issued, net of change in receivable for fund shares sold	112,656,446
Cost of shares redeemed	(104,109,688)
Contribution from Investment Adviser	139,427
Net cash provided by financing activities	8,686,185

Net change in cash	(393,552)

Cash at beginning of period	393,552
Cash at end of period	$—
See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Financial Highlights – Class A For a capital share outstanding throughout each period
	Six months ended June 30, 2025 (Unaudited)(a)		Year ended December 31, 2024(a)		Year ended December 31, 2023(a)		Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020

Per share operating performance
Net asset value, beginning of period	$42.22		$37.91		$41.37		$41.77		$36.33		$29.96

Change in net assets from operations:
Net investment loss	(0.33)		(0.67)		(0.64)		(0.80)		(0.88)		(0.90)
Net realized and unrealized gain/(loss) on investments	0.87		4.98		(2.84)		0.98		9.54		7.98
Total change in net assets from operations	0.54		4.31		(3.48)		0.18		8.66		7.08

Distributions:
From net return of capital	—		—		—		—		—		(0.07)
From net realized gain on investments	—		—		—		(0.58)		(3.22)		(0.64)
Total distributions	—		—		—		(0.58)		(3.22)		(0.71)

Impact of NAV Error	0.04		—		0.02		—		—		—
Net increase (decrease) in net asset value	0.58		4.31		(3.46)		(0.40)		5.44		6.37
Net asset value, end of period	$42.80	(b)	$42.22		$37.91		$41.37	(c)	$41.77		$36.33

Total return(d)	1.35	%(e)(f)	11.40%		(8.36	)%(g)	0.42%		23.85%		23.69%

Ratios and supplemental data
Net assets, end of period (in thousands)	$127,026		$136,148		$142,451		$178,577		$158,433		$103,984
Ratio of net expenses to average net assets	2.57	%(i)(j)	2.65	%(h)(i)	2.60	%(h)(k)(l)	2.51	%(h)(k)	2.51	%(h)(k)	2.50	%(h)
Ratio of gross expenses before reimbursement to average net assets	2.57	%(j)	2.55%		2.48%		2.41%		2.64%		2.97%
Ratio of net investment loss to average net assets	(1.62	)%(j)	(1.70)%		(1.60)%		(1.89)%		(2.42)%		(2.48)%
Portfolio turnover	0.55	%(e)	0.84%		2.23%		3.17%		26.20%		6.97%

(a)             Per share calculations are based on average shares outstanding throughout the period.

(b)             The NAV per share has been adjusted from the published NAV of $42.73 for post-closing adjustments.

(c)             The NAV per share has been adjusted from the published NAV of $41.75 for post-closing adjustments.

(d)             The Fund’s total investment returns do not include a sales load.

(e)             Not annualized for periods less than one year.

(f)              The impact of the NAV error on Total Return at NAV was 0.17%.

(g)             A revision on the valuation of certain securities resulted in understated NAV. The impact of the NAV error on Total Return at NAV was 0.05%.

(h)             The ratio of net expenses includes recoupment of previously waived and/or reimbursed fees of $144,908, $199,187 and $184,461, or 0.10%, 0.12% and 0.10%, for the fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively, and contractual waivers and expense reimbursements of $171,876 and $492,357, or 0.12% and 0.47% for the fiscal years ended December 31, 2021 and 2020, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(i)              Effective November 19, 2024 expenses associated with lines of credit are excluded from of the 2.65% expense cap. Borrowing costs incurred by the Fund and allocated to Class A during the six month period ended June 30, 2025 and November 19, 2024 to December 31, 2024 were $17,667 and $1,667 or 0.03% and 0.00%, respectively.

(j)              Annualized for period less than one year.

(k)             During the fiscal years ended December 31, 2023, 2022 and 2021 there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $943 or 0.00%, $17,472 or 0.01% and $17,854 or 0.01%, respectively.

(l)              Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class A shares was 2.50%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Financial Highlights – Class I For a capital share outstanding throughout each period
	Six months ended June 30, 2025 (Unaudited)(a)		Year ended December 31, 2024(a)		Year ended December 31, 2023(a)		Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020

Per share operating performance
Net asset value, beginning of period	$43.01		$38.52		$41.94		$42.22		$36.61		$30.12

Change in net assets from operations:
Net investment loss	(0.31)		(0.58)		(0.55)		(0.65)		(0.62)		(0.47)
Net realized and unrealized gain/(loss) on investments	0.88		5.07		(2.89)		0.95		9.45		7.67
Total change in net assets from operations	0.57		4.49		(3.44)		0.30		8.83		7.20

Distributions:
From net return of capital	—		—		—		—		—		(0.07)
From net realized gain on investments	—		—		—		(0.58)		(3.22)		(0.64)
Total distributions	—		—		—		(0.58)		(3.22)		(0.71)

Impact of NAV Error	—		—		0.02		—		—		—
Net increase (decrease) in net asset value	0.57		4.49		(3.42)		(0.28)		5.61		6.49
Net asset value, end of period	$43.58		$43.01		$38.52		$41.94	(b)	$42.22		$36.61

Total return	1.33	%(c)	11.66%		(8.15	)%(d)	0.70%		24.13%		23.97%

Ratios and supplemental data
Net assets, end of period (in thousands)	$863,001		$832,134		$730,108		$807,234		$566,272		$197,921
Ratio of net expenses to average net assets(e)	2.43	%(f)(g)	2.40	%(f)	2.35	%(h)(i)	2.26	%(h)	2.26	%(h)	2.25%
Ratio of gross expenses before reimbursement to average net assets	2.44	%(g)	2.49%		2.42%		2.34%		2.50%		2.75%
Ratio of net investment loss to average net assets	(1.48	)%(g)	(1.45)%		(1.36)%		(1.62)%		(2.15)%		(2.24)%
Portfolio turnover	0.55	%(c)	0.84%		2.23%		3.17%		26.20%		6.97%

(a)    Per share calculations are based on average shares outstanding throughout the period.

(b)    The NAV per share has been adjusted from the published NAV of $42.32 for post-closing adjustments.

(c)            Not annualized for periods less than one year.

(d)    A revision on the valuation of certain securities resulted in understated NAV. The impact of the NAV error on Total Return at NAV was 0.05%.

(e)            The ratio of net expenses includes contractual waivers and expense reimbursements of $42,286, $719,354, $594,159, $631,951, $899,197, $567,388, and $546,174, or 0.01%, 0.09%, 0.07%, 0.08%, 0.23%, 0.50%, and 0.82%, for the six month period ended June 30, 2025 and the fiscal years ended December 31, 2024 December 31, 2023, 2022, 2021, and 2020, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(f)             Effective November 19, 2024 expenses associated with lines of credit are excluded from of the 2.40% expense cap. Borrowing costs incurred by the Fund and allocated to Class I during the six month period ended June 30, 2025 and November 19, 2024 to December 31, 2024 were $114,273 and $10,000 or 0.03% and 0.00%, respectively.

(g)            Annualized for period less than one year.

(h)            During the fiscal years ended December 31, 2023, 2022 and 2021 there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $4,444 or 0.00%, $74,334 or 0.01% and $48,772 or 0.01%, respectively.

(i)             Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class I shares was 2.25%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Financial Highlights – Class L For a capital share outstanding throughout each period
	Six months ended June 30, 2025 (Unaudited)(a)		Year ended December 31, 2024(a)		Year ended December 31, 2023(a)		Year ended December 31, 2022		Year ended December 31, 2021		Year ended December 31, 2020

Per share operating performance
Net asset value, beginning of period	$41.47		$37.32		$40.82		$41.33		$36.07		$29.83

Change in net assets from operations:
Net investment loss	(0.36)		(0.76)		(0.74)		(1.12)		(0.82)		(0.67)
Net realized and unrealized gain/(loss) on investments	0.85		4.91		(2.78)		1.19		9.30		7.62
Total change in net assets from operations	0.49		4.15		(3.52)		0.07		8.48		6.95

Distributions:
From net return of capital	—		—		—		—		—		(0.07)
From net realized gain on investments	—		—		—		(0.58)		(3.22)		(0.64)
Total distributions	—		—		—		(0.58)		(3.22)		(0.71)

Impact of NAV Error	0.04		—		0.02		—		—		—
Net increase (decrease) in net asset value	0.53		4.15		(3.50)		(0.51)		5.26		6.24
Net asset value, end of period	$42.00	(b)	$41.47		$37.32		$40.82	(c)	$41.33		$36.07

Total return(d)	1.28	%(e)(f)	11.12%		(8.57	)%(g)	0.16%		23.52%		23.36%

Ratios and supplemental data
Net assets, end of period (in thousands)	$5,658		$4,335		$3,505		$3,476		$3,780		$1,539
Ratio of net expenses to average net assets	2.75	%(i)(j)	2.90	%(h)(i)	2.85	%(h)(k)(l)	2.76	%(h)(k)	2.76	%(h)(k)	2.75	%(h)
Ratio of gross expenses before reimbursement to average net assets	2.75	%(j)	2.84%		2.73%		2.63%		2.84%		3.18%
Ratio of net investment loss to average net assets	(1.80	)%(j)	(1.96)%		(1.86)%		(2.15)%		(2.66)%		(2.74)%
Portfolio turnover	0.55	%(e)	0.84%		2.23%		3.17%		26.20%		6.97%

(a)             Per share calculations are based on average shares outstanding throughout the period.

(b)             The NAV per share has been adjusted from the published NAV of $41.91 for post-closing adjustments.

(c)             The NAV per share has been adjusted from the published NAV of $41.20 for post-closing adjustments.

(d)             The Fund’s total investment returns do not include a sales load.

(e)             Not annualized for periods less than one year.

(f)              The impact of the NAV error on Total Return at NAV was 0.22%.

(g)             A revision on the valuation of certain securities resulted in understated NAV. The impact of the NAV error on Total Return at NAV was 0.05%.

(h)             The ratio of net expenses includes recoupment of previously waived and/or reimbursed fees of $2,358, $4,383 and $5,663, or 0.06%, 0.12% and 0.13%, for the fiscal years ended December 31, 2024, December 31, 2023 and December 31, 2022, respectively, and contractual waivers and expense reimbursements of $2,134, and $4,514, or 0.08%, and 0.43%, for the fiscal years ended December 31, 2021, and 2020, respectively. Please see Note 4 in the Notes to the Financial Statements for additional information.

(i)              Effective November 19, 2024 expenses associated with lines of credit are excluded from of the 2.90% expense cap. Borrowing costs incurred by the Fund and allocated to Class L during the six month period ended June 30, 2025 and November 19, 2024 to December 31, 2024 were $661 and $54 or 0.03% and 0.00%, respectively.

(j)              Annualized for period less than one year.

(k)             During the fiscal years ended December 31, 2023, 2022 and 2021 there were legal expenses incurred by the Fund that were distinguishable in their characterization as being unusual in nature as well as not expected to be recurring in future periods. The exclusion of these extraordinary expenses from the Fund’s expense limitation agreement caused the expense ratio to exceed the contractual expense limit by $20 or 0.00%, $428 or 0.01% and $361 or 0.01%, respectively.

(l)              Effective May 1, 2023, the Investment Adviser contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, subject to certain exclusions, to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund attributable to Class A, Class I and Class L Shares, respectively. Prior to May 1, 2023, the Expense Limit for Class L shares was 2.75%.

See accompanying Notes to the Financial Statements

THE PRIVATE SHARES FUND
Notes to the Financial Statements June 30, 2025 (Unaudited)

1. Organization

The Private Shares Fund (the “Fund”) was established as a limited liability company under the laws of the State of Delaware on August 20, 2012 and converted into a Delaware statutory trust on March 22, 2013. The Fund is registered with the Securities and Exchange Commission (the “SEC”) as a diversified, closed-end management investment company that operates as an “interval fund” under the Investment Company Act of 1940, as amended (the “1940 Act”). The shares of beneficial interest of the Fund (the “Shares”) are continuously offered under Rule 415 of the Securities Act of 1933, as amended (the “Securities Act”). As an interval fund, the Fund makes quarterly repurchase offers for 5% of the Fund’s outstanding Shares at net asset value (“NAV”), with no repurchase fee incurred. The Fund’s inception date was March 25, 2014. Prior to March 25, 2014, the Fund had been inactive except for matters relating to the Fund’s establishment, designation and planned registration of the Fund’s Shares under the Securities Act and the sale of 5,000 Shares (“Initial Shares”) for $100,000 to the Fund’s initial shareholder, which occurred on July 30, 2013.

The investment objective of the Fund is to provide investors capital appreciation, which it seeks by primarily investing, under normal market conditions, at least 80% of (i) the value of its net assets, plus (ii) the amount of any borrowings for investment purposes, in the equity securities (e.g., common and/or preferred stock, or equity-linked securities convertible into such equity securities) of private, operating growth companies (each, a “Portfolio Company”). Liberty Street Advisors, Inc.’s (the “Investment Adviser”) primary strategy is to invest in Portfolio Companies and to hold such securities until a liquidity event with respect to such Portfolio Company occurs, such as an initial public offering, or a merger or acquisition transaction. The Fund currently offers three different classes of shares: Class A, Class I, and Class L shares. The separate classes of shares differ principally in the applicable sales charges (if any), distribution fees, and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund and earn income and realized and unrealized gains/losses pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a class are charged directly to that class. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution and shareholder servicing fees.

2. Significant accounting policies

The Fund is an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

Investment transactions and income recognition — Investment transactions are accounted for on a trade date basis. Net realized gains and losses on securities are computed on a specific identification basis. Dividend income is recorded on the ex-dividend date or as soon as known if after the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at fair value. Interest income and estimated expenses are accrued daily.

Use of estimates — The preparation of the financial statements in accordance with US generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.

Investment valuation — The Fund’s NAV is based in large part on the value of its securities which are carried at fair value in accordance with the provisions of FASB ASC Topic 820, Fair Value Measurements and Disclosures. Where reliable market prices are available for those securities, the Investment Adviser will rely on those prices. However, because the securities in which the Fund invests are often illiquid, market prices may not be readily available or, where available, may be unreliable. At any point in time, there may be few recent purchase or sale transactions or offers on which to base the value of a given Portfolio Company’s security. In addition, the prices reflected in recent transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)
2. Significant accounting policies — (continued)

When reliable market values are not available, the Fund’s investments will be valued by the Investment Adviser, as the Valuation Designee designated by the Board of Trustees, pursuant to valuation procedures and methodologies approved by the Board of Trustees. While the Valuation Designee will use good faith efforts to determine the fair value of the Fund’s securities, fair value will be dependent on the judgment of the Valuation Designee. The Valuation Designee may also rely to some extent on information provided by the Portfolio Companies.

From time to time, the Fund may determine that it should modify its estimates or assumptions, as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect shareholders. Because of the uncertainty and judgment involved in the valuation of the Portfolio Company securities, which do not have a readily available market, the estimated fair value of such securities may be different from values that would have been used had a readily available market existed for such securities. In addition, in the event that the Fund desires to sell Portfolio Company shares, the Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books or may have to delay their sale in order to do so. This may adversely affect the Fund’s NAV.

There were no changes to the valuation approaches or techniques applied to the assessment of fair value for the Fund’s common stock in private companies, preferred stock in private companies, warrants of private companies, convertible notes of private companies, simple agreement for future equity of private companies and special purpose vehicles/private funds during the six months ended June 30, 2025. The Fund may engage a third-party provider in the valuation of the Portfolio Company securities.

Federal income taxes — The Fund’s policy is to comply with Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and to distribute to shareholders each year substantially all of its net investment income and any net realized capital gain. Therefore, a federal income tax or excise tax provision is not required.

Management has evaluated all tax positions taken or expected to be taken by the Fund to determine whether each tax position is more likely than not (i.e. greater than 50%) to be sustained upon examination by the applicable taxing authority, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Tax positions that do not meet the more likely than not threshold may result in a tax benefit or expense in the current year. If the Fund were to incur an income tax liability in the future, interest on any income tax liability would be reported as interest expense and penalties on any income tax liability would be reported as income taxes. No interest expense or penalties have been recognized as of or for the six months ended June 30, 2025. Management of the Fund also is not aware of any tax positions for which it is reasonably possible that the total amounts of recognized tax benefits will significantly change in the next twelve months. Management has determined that the Fund has not taken any tax positions which do not meet the more likely than not threshold and as such, no liabilities related to uncertain tax positions have been reflected in the Fund’s financial statements.

Management analyzed all open tax years, as defined by the applicable statute of limitations for all major jurisdictions in which it files tax returns, which includes federal and certain states. The Fund’s 2021-2024 tax years are open to examination as of June 30, 2025.

Distributions to shareholders — The Fund distributes net investment income and net realized gains (net of any capital loss carryovers), if any, annually. The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences are due in part to differing treatment of net operating loss, wash sales, non-deductible offering costs and capital loss carryforwards. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities, based on their federal tax treatment. Temporary differences do not require reclassification.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)
2. Significant accounting policies — (continued)

Shareholder service fee plan — Under the terms of the Fund’s Shareholder Services Plan, the Fund compensates financial industry professionals for providing ongoing services with respect to clients to whom they have distributed Class A and Class L Shares of the Fund. Both Class A and Class L may incur shareholder servicing fees on an annual basis up to 0.25% of its daily average NAV. Class I is not subject to a shareholder servicing fee. For the six months ended June 30, 2025, Class A and Class L incurred $30,980 and $662, respectively, in shareholder servicing fees.

Distribution fee plan — Under the terms of the Fund’s Distribution Plan, the Fund compensates financial industry professionals for providing ongoing services with respect to certain activities relating to the distribution of Class L to investors and maintenance of shareholder accounts, as well as for payments to the Class L platform sponsors. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees. Under the Distribution Plan, Class L pays Foreside Fund Services, LLC (“Distributor”) a distribution fee at an annual rate of 0.25% of its average daily NAV. Class A and Class I are not subject to a distribution fee. For the six months ended June 30, 2025, Class L incurred $6,112 in distribution fees.

The Investment Adviser’s affiliated broker-dealer, HRC Fund Associates, LLC (“HRC”), Member FINRA/SIPC, markets the Fund shares to financial intermediaries pursuant to a marketing agreement with the Investment Adviser. The marketing agreement between the Investment Adviser and HRC is not part of the Distribution Plan. The Investment Adviser pays HRC out of its own resources and without additional cost to the Fund or its shareholders. In addition, for its wholesaling activities, HRC receives sales charges from the Fund’s Distributor pursuant to a wholesaling agreement with the Fund’s Distributor. For the six months ended June 30, 2025, HRC received $42,168 in sales charges from the Fund’s Distributor for the wholesaling services.

Line of credit — The Fund has entered into a one-year credit agreement with UMB Bank, n.a. (the “Bank”), to provide for short-term financing for fund operations including share repurchases and investment opportunities. The credit agreement is divided into two parts: a committed line of credit (the “Committed Facility”) under which the Fund may borrow at its election and an uncommitted line of credit (the “Uncommitted Facility”) made available to the Fund at the Bank’s election. Loans issued under the credit agreement are secured by the assets of the Fund. Borrowings under the credit agreement bear interest at the 1-Month Secured Overnight Financing Rate (“SOFR”) plus 2.50%, annually. The Fund pays interest, origination fees and other fees and expenses in connection with loans under the credit agreement. The Fund pays the Bank an annual commitment fee (the “Commitment Fee”) on the unused portion of the Committed Facility. The credit agreement is subject to renegotiation in subsequent periods. Any interest derived from usage of the line of credit is treated as exclusive of the expense cap.

Effective December 31, 2024, the Fund's facility is a total of $150,000,000. This includes a Committed Facility of up to $75,000,000 and an Uncommitted Facility for the remaining balance. A commitment fee of 0.20% per annum will be charged on the average daily unused balance of the Committed Facility. The agreement matures on December 31, 2025.

Commitment fees for the six months ended June 30, 2025 were $75,417. The Fund did not borrow under the Facility during the year and had no outstanding balance as of June 30, 2025.

Transactions with affiliates — To the extent any affiliate of the Investment Adviser or the Fund (“Affiliated Broker”) receives any fee, payment, commission, or other financial incentive of any type (“Broker Fees”) in connection with the purchase and sale of securities by the Fund, such Broker Fees will be subject to policies and procedures adopted by the Board of Trustees pursuant to Section 17(e) and Rule 17e-1 of the 1940 Act. These policies and procedures include a quarterly review of Broker Fees by the Board of Trustees. Among other things, Section 17(e) and those procedures provide that, when acting as broker for the Fund in connection with the purchase or sale of securities to or by the Fund, an Affiliated Broker may not receive any compensation exceeding the following limits: (1) if the transaction is effected on a securities exchange, the compensation may not exceed the “usual and customary broker’s commission” (as defined in Rule 17e-1 under the 1940 Act); (2) in the case of the purchase of securities by the Fund in connection with a secondary distribution, the compensation cannot exceed 2% of the sale price; and (3) the compensation for

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)
2. Significant accounting policies — (continued)

transactions otherwise effected cannot exceed 1% of the purchase or sale price. Rule 17e-1 defines a “usual and customary broker’s commission” as one that is fair compared to the commission received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on an exchange during a comparable period of time. Notwithstanding the foregoing, no Affiliated Broker will receive any undisclosed fees from the Fund in connection with any transaction involving the Fund and such Affiliated Broker, and to the extent any transactions involving the Fund are effected by an Affiliated Broker, such Affiliated Broker’s Broker Fees for such transactions shall be limited in accordance with Section 17(e)(2) of the 1940 Act and the Fund’s policies and procedures concerning Affiliated Brokers. The Fund did not conduct any transactions with an Affiliated Broker for the six months ended June 30, 2025.

The Fund has implemented certain written policies and procedures to ensure that the Fund does not engage in any transactions with any prohibited affiliates. Under the 1940 Act, the Board of Trustees has a duty to evaluate, and shall oversee the analysis of, all conflicts of interest involving the Fund and its affiliates, and shall do so in accordance with the aforementioned policies and procedures.

Investments in special purpose vehicles/private funds — Special purpose vehicles (“SPVs”) consist of an investment by the Fund in an entity that invests directly in the common or preferred stock of a Portfolio Company. Investments in SPVs are generally valued using the same fair value techniques for the securities held by the Fund once the investment has been made by the SPV into the underlying Portfolio Company and are categorized as Level 3 of the fair value hierarchy. The investments in an SPV that have yet to purchase the underlying securities are held at cost and are categorized in Level 3 of the fair value hierarchy. The investments in private funds are measured using net asset value as a practical expedient and are not categorized within the fair value hierarchy.

Segment information — Effective for the period ended June 30, 2025, the Fund has adopted Accounting Standards Update (ASU) 2023-07, “Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures” (ASU 2023-07), in these financial statements. The adoption of ASU 2023-07 has resulted in additional disclosures, as described below, but did not have a material impact on the amounts recognized in the financial statements.

ASU 2023-07, among other things, (i) requires a single segment public entity to provide all of the disclosures as required by Topic 280, (ii) requires a public entity to disclose the title and position of the Chief Operating Decision Maker (CODM) and an explanation of how the CODM uses the reported measure(s) of segment profit or loss in assessing segment performance and deciding how to allocate resources and (iii) provides the ability for a public entity to elect more than one performance measure.

The Fund operates through a single operating and reporting segment. The Fund’s CODM is its Principal Executive Officer and President, Kevin Moss. Mr. Moss reviews the financial information by way of the Fund’s portfolio composition (Schedule of Investments), total returns, expense ratios and changes in net assets (i.e. changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess performance versus the Fund’s comparative benchmarks to make resource allocation decisions for the Fund. The financial information is consistent with that presented within the Fund’s accompanying financial statements.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)
3. Fair value measurements

GAAP defines fair value, establishes a three-tier framework for measuring fair value based on a hierarchy of inputs, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly and how that information must be incorporated into a fair value measurement. The hierarchy distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the fair value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

•    Level 1 — quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•    Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc. and quoted prices for identical or similar assets in markets that are not active). Inputs that are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•    Level 3 — significant unobservable inputs, including the Fund’s own assumptions in determining the fair value of investments.

For the six months ended June 30, 2025, there were transfers of $25,604,770 (cost basis) out of Level 3 investments.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis. There were no changes to the valuation approaches or techniques applied to the assessment of fair value for the Fund’s common stock in private companies, preferred stock in private companies, warrants of private companies, convertible notes of private companies, simple agreement for future equity of private companies and special purpose vehicles/private funds during the six months ended June 30, 2025. The Fund may engage a third-party provider in the valuation of the Portfolio Company securities.

Securities traded on a national exchange (or reported on the NYSE and NASDAQ national market) are stated at the last reported sales price on the day of valuation. To the extent these securities are actively traded, and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Stocks traded on inactive markets or valued by reference to similar instruments which are marketable and to the extent the inputs are observable and timely, are categorized in Level 2 of the fair value hierarchy.

The Fund’s portfolio holdings are primarily in Level 3 investments. As they are not publicly traded, and many are subject to restrictions on resale, the investments are less liquid than publicly traded securities, resulting in increased liquidity risk to the Fund.

The Fund’s portfolio investments will generally not be in publicly traded securities. Investments for which observable market prices in active markets do not exist are reported at fair value, as determined in good faith by the Investment Adviser under consistently applied policies and procedures approved by the Board of Trustees in accordance with GAAP. The Board has designated the Investment Adviser to be the Valuation Designee to prepare Portfolio Company valuations. The Valuation Designee has adopted appropriate segregation protocols to minimize the Fund portfolio managers’ influence on the Adviser’s Fair Value process.

Investments in private operating companies may consist of common stock, preferred stock, and debt of privately owned portfolio companies. At each measurement date, the Fund reviews the valuation of each investment and records adjustments as necessary to reflect the expected exit value of the investment under current market conditions. Ongoing reviews by the Fund’s management are based on an assessment of the type of investment, the stage in the lifecycle of the portfolio company, and trends in the performance and credit profile of each portfolio company as of the measurement date. The Fund generally values private operating companies using the company’s most recent round of equity financing. As the validity of this value is inevitably eroded over time, the Fund will

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)
3. Fair value measurements — (continued)

take a market approach to value such portfolio companies. In certain instances, the Fund may use multiple valuation approaches for a particular investment and estimate its fair value based on a weighted average or a selected outcome within a range of multiple valuation results. The decision to use a valuation approach will depend on the investment type and the information available. The market approach includes valuation techniques that use observable market data (e.g., current trading and/or acquisition multiples) of comparable companies and applying the data to key financial metrics of the investment. The comparability (as measured by size, growth profile, and geographic concentration, among other factors) of the identified set of comparable companies to the investment is considered in applying the market approach. The Option Pricing Model treats a portfolio company’s common stock and preferred stock as call options on the enterprise or equity value of the portfolio company, with exercise or strike prices based on the characteristics of each series or class of equity in the portfolio company’s capital structure (e.g., the liquidation preference of a given series of preferred stock). This method is sensitive to certain key assumptions, such as volatility and time to exit, that are not observable. This information may not be available because it is difficult to obtain financial and other information with respect to private companies. In considering the extent and nature of information utilized in the valuation process, management will generally apply a greater weighting to that information which is recent and observable. Because such valuations are inherently uncertain and may be based on estimates, the determinations of fair value may differ materially from the values that would be assessed if a readily available market for these securities existed. Based on these factors, the investments in private companies will generally be presented as a Level 3 investment. Changes in accounting standards, such as the recent change in revenue recognition policies, may not be adopted consistently by issuers or at the same time, and as a result varied implementation may make it more difficult for the Fund to properly evaluate or compare financial information provided by Portfolio Companies of the Fund or to determine the validity of data of publicly traded company comparables for purposes of valuing the Fund’s portfolio holdings.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to determine fair value of the Fund’s investments as of June 30, 2025:

Investment in Securities	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Investments Measured at Net Asset Value	Total

Security Type*
Common stock in public companies	$—	$82,134,501	$—	$—	$82,134,501
Common stock in private companies	—	—	368,955,424	—	368,955,424
Preferred stock in private companies	—	—	383,157,141	—	383,157,141
Convertible notes of private companies	—	—	41,608,698	—	41,608,698
Units of private companies	—	—	193,857	—	193,857
Warrants of private companies	—	—	630,575	—	630,575
Special purpose vehicles	—	—	67,701,636	—	67,701,636
Simple agreement for future equity of private companies	—	—	250,000	—	250,000
Private funds	—	—	—	4,478,179	4,478,179
Short-term investments	45,306,372	—	—	—	45,306,372
Total	$45,306,372	$82,134,501	$862,497,331	$4,478,179	$994,416,383

____________

*     All sub-categories within the security type represent their respective evaluation status. For a detailed breakout by industry, please refer to the Schedule of Investments.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)
3. Fair value measurements — (continued)

The following is a rollforward of the activity in investments in which significant unobservable inputs (Level 3) were used in determining fair value on a recurring basis:

	Beginning balance January 1, 2025	Transfers into Level 3 during the period	Transfers out of Level 3 during the period	Purchases or Conversions		(Sales or Conversions)	Net realized gain/(loss)	Change in net unrealized gain/(loss)	Ending balance June 30, 2025	Change in Unrealized gains/(losses) for the period for investments still held at June 30, 2025

The Private Shares Fund
Common stock in private companies	$410,482,457	$—	$(2,604,825)	$17,990,068	[1]	$—	$(3,057,263)	$(53,855,013)	$368,955,424	$(53,855,013)
Preferred stock in private companies	400,150,070	—	(22,999,945)	12,526,401	[2]	(22,982,809)[1,2]	(8,247,384)	24,710,808	383,157,141	24,854,809
Convertible notes of private companies	38,120,050	—	—	1,724,193	[3]	—	—	1,764,455	41,608,698	1,764,455
Units of private companies	193,857	—	—	—		—	—	—	193,857	—
Warrants of private companies	1,366,370	—	—	—		—	(153,658)	(582,137)	630,575	(582,137)
Special purpose vehicles	62,272,182	—	—	187,877		—	—	5,241,577	67,701,636	(5,241,578)
Simple agreement for future equity of private companies	250,000	—	—			—	—	—	250,000	—
	$912,834,986	$—	$(25,604,770)	$32,428,539		$(22,982,809)	$(11,458,305)	$(22,720,310)	$862,497,331	$(33,059,465)

____________

1    Amounts include a cost basis of $17,931,449 in common stock in private companies converted from a cost basis of $17,931,449 in preferred stock in private companies.

2          Amounts include a cost basis of $3,090,000 in preferred stock in private companies converted from a cost basis of $3,090,000 in preferred stock in private companies.

3          Amounts include $724,193 in accrued interest on the convertible notes of private companies.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)
3. Fair value measurements — (continued)

The following is a summary of quantitative information about significant unobservable valuation inputs for Level 3 Fair Value Measurements for investments held as of June 30, 2025:

Type of Level 3 Investment	Fair Value as of June 30, 2025	Valuation Technique*	Unobservable Inputs**	Range (Wt. Avg.)

Common stock in private companies	$368,955,424	Precedent Transactions	Precedent Transactions	N/A
		Market Comparable Companies	Enterprise Value/Revenue Multiples	0.75 - 23.41 (7.22)
			Market Movement	-87.21% - 53.08% (-17.98%)
			Discounts For Lack of Marketability	15.06% - 22.63% (20.16%)
Preferred stock in private companies	383,157,141	Precedent Transactions	Precedent Transactions	N/A
		Market Comparable Companies	Enterprise Value/Revenue Multiples	0.75 - 23.41 (6.04)
			Market Movement	-87.21% - 68.05% (-10.81%)
			Discounts For Lack of Marketability	7.95% - 21.32% (9.37%)
Convertible notes of private companies	41,608,698	Precedent Transactions	Precedent Transactions	N/A
		Option Pricing Model	Industry Volatility	60.00% - 65.00% (60.68%)
			Estimated Time to Exit	0.29 - 3.30 (1.17) Years
			Risk-Free Interest Rate	3.86% - 4.33% (4.26%)
Units of private companies	193,857	Precedent Transactions	Precedent Transactions	N/A
Warrants of private companies	630,575	Option Pricing Model	Industry Volatility	42.84% - 47.06% (43.39%)
			Estimated Time to Exit	1.97 - 6.79 (5.85) Years
			Risk-Free Interest Rate	3.90% - 4.19% (4.12%)
Special purpose vehicles	67,701,636	Precedent Transactions	Precedent Transactions	N/A
		Market Comparable Companies	Enterprise Value/Revenue Multiples	0.55 - 10.01 (5.65)
			Market Movement	-37.38% - 9.81% (-23.93%)
Simple agreement for future equity of private companies	250,000	Precedent Transactions	Precedent Transactions	N/A

____________

*     Market approach

**   Changes in the significant unobservable inputs used to determine an investment’s value can significantly affect its fair value. Generally, an increase in these inputs will lead to a higher fair value, except for changes in the discount for lack of marketability, which have the opposite effect on fair value.

4. Expense limitation agreement

The Investment Adviser has contractually agreed to waive management fees and/or reimburse the Fund for expenses the Fund incurs, but only to the extent necessary to maintain the Fund’s total annual operating expenses after fee waivers and/or reimbursement (exclusive of any taxes, interest expense, commitment fees, legal fees or other expenses related to any borrowing or leverage incurred by the Fund, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation or

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)
4. Expense limitation agreement — (continued)

reorganization costs, but inclusive of organizational costs and offering costs) to an annual rate of 2.65%, 2.40%, and 2.90% (each, an “Expense Limit”) of the average daily net assets of the Fund (the “Expense Limitation Agreement”) attributable to Class A, Class I and Class L Shares, respectively, until May 2, 2026. Prior to May 1, 2023, the Expense Limit was 2.50%, 2.25% and 2.75% of the average daily net assets of the Fund attributable to Class A, Class I and Class L shares, respectively.

Under the Expense Limitation Agreement, the Investment Adviser is permitted to seek reimbursement for any fees previously waived and/or expenses previously assumed, to the extent that such reimbursement will not cause Class A, Class I or Class L Shares’ annualized expenses to exceed the lesser of the current Expense Limitation or the Expense Limitation in place at the time of the waiver and/or assumption of expenses. The Fund is not obligated to reimburse the Investment Adviser for fees previously waived or expenses previously assumed by the Investment Adviser more than three years after the date of such waiver or expense reimbursement. The Advisor may only recoup fees previously waived prior to May 1, 2023 so long as the resulting expense ratio does not exceed the expense limitation annual rates in place during the same time that the waivers were incurred. For the years ended December 31, 2022, December 31, 2023, and December 31, 2024 the Investment Adviser waived investment advisory fees and/or reimbursed expenses in the amount of $441,827, $390,590, and $572,088, respectively, in the aggregate across all share classes. For the year ended December 31, 2022, Class A and Class L had recognized net recoupment of $184,461 and $5,663, respectively, and Class I had recognized a net waiver/reimbursement of $631,951. For the year ended December 31, 2023, Class A and Class L had recognized net recoupment of $199,187 and $4,383, respectively, and Class I had recognized a net waiver/reimbursement of $594,159. For the year ended December 31, 2024, Class A and Class L had recognized net recoupment of $144,908 and $2,358, respectively, and Class I had recognized a net waiver/reimbursement of $719,354. The remaining unrecouped amounts of $474,978, $430,367, and $595,765, relating to Class I specifically, are subject to possible recoupment by the Investment Adviser through December 31, 2025, December 31, 2026, and December 31, 2027, respectively.

5. Investment advisory agreement

The Fund has entered into an Investment Advisory Agreement with the Investment Adviser, pursuant to which the Investment Adviser provides general investment advisory services for the Fund. For providing these services, the Investment Adviser receives a fee from the Fund, accrued daily and paid monthly in arrears, at an annual rate equal to 1.90% of the Fund’s average daily net assets. For the six months ended June 30, 2025, the Fund incurred $9,324,925 in investment advisory fees, of which $1,922,875 is payable at June 30, 2025.

Certain Officers of the Fund are also employees of the Investment Adviser. None of the Fund Officers who are affiliated with the Investment Adviser receives any compensation from the Fund.

6. Capital share transactions

The Fund is offering an unlimited number of shares on a continuous basis at NAV. The value per share of the relevant class is calculated after receipt of the purchase, in good order, plus any applicable sales load.

As of June 30, 2025, ownership from affiliated parties represents 0.02% of the Fund.

The Fund’s shares are not redeemable each business day, are not listed for trading on an exchange, and no secondary market currently exists for Fund shares. As an interval fund and as described in the Fund’s prospectus, the Fund will make quarterly repurchase offers of 5% of the total number of shares outstanding at its NAV, unless postponed in accordance with regulatory requirements, and each repurchase pricing shall occur no later than the 14th day after the repurchase request deadline, or the next business day if the 14th day is not a business day. Rule 23c-3 of the 1940 Act permits repurchases between 5% and 25% of the Fund’s outstanding shares at NAV.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)
6. Capital share transactions — (continued)

In every full quarter since the commencement of operations, the Fund has offered shareholders the opportunity to participate in this program. During the six months ended June 30, 2025, the Fund had Repurchase Offers as follows:

Repurchase Offer Notice	Repurchase Request Deadline	Repurchase Pricing Date	Repurchase Offer Amount	% of Shares Repurchased	Number of Shares Repurchased

February 25, 2025	March 21, 2025	March 21, 2025	5%	5%	1,209,914
May 27, 2025	June 20, 2025	June 20, 2025	5%	5%	1,197,892

7. Purchases and sales of securities

Purchases and sales of securities for the six months ended June 30, 2025, were $14,146,458 and $5,051,360, respectively.

8. Federal tax information

At June 30, 2025, gross unrealized appreciation and depreciation of investments based on cost for federal income tax purposes were as follows:

Cost of investments	$752,439,467
Gross unrealized appreciation	$365,983,145
Gross unrealized depreciation	(124,006,229)
Net unrealized appreciation on investments	$241,976,916

As of December 31, 2024, the components of accumulated earnings on a tax basis were as follows:

Undistributed ordinary income	$—
Undistributed long-term capital gains	—
Tax accumulated earnings	—
Accumulated capital and other losses	(17,414,288)
Net unrealized gain	205,451,236
Payable for withholding attributed to profit sharing agreement	(44,493)
Total accumulated earnings	$187,992,455

9. Commitments and contingencies

In the normal course of business, the Fund will enter into contracts that contain a variety of representations, provide general indemnifications, set forth termination provisions and compel the contracting parties to arbitration in the event of dispute. From time to time, the Fund may be a party to arbitration, or legal proceedings, in the ordinary course of business, including proceedings relating to the enforcement of provisions of such contracts. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that would be subject to arbitration, generally.

In the normal course of business, the Fund may enter into agreements to purchase and sell investments. Such agreements are subject to certain rights of the issuers and ultimately, issuer approval. At June 30, 2025, the Fund had entered into agreements to purchase equity securities totaling $5,000,002 and no agreements had been entered into to sell existing securities.

At June 30, 2025, the Fund reasonably believes its assets will provide adequate coverage to satisfy all its unfunded commitments. The Fund’s policies and procedures prohibit it from entering into an unfunded commitment unless it has reserved enough cash and/or short-term investments to meet the funding requirements thereof. At June 30, 2025, the Fund had total unfunded capital commitments of $550,000 for investments in special purpose vehicles/private funds.

10. Offering price per share

A maximum front-end sales load of 5.75% for Class A shares and 4.25% for Class L is imposed on purchases. Class I shares are not subject to sales charge. For the six months ended June 30, 2025, various broker dealers received $211,394 of sales charges from sales of the Fund’s shares.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)

11. Investment risks

Investments in Portfolio Companies — Investment in Portfolio Companies involves a number of significant risks, including: Portfolio Companies may have limited financial resources and may be unable to meet their obligations with their existing working capital, which may lead to equity financings, possibly at discounted valuations, in which our holdings could be substantially diluted if we do not or cannot participate, bankruptcy or liquidation and the reduction or loss of our investment; Portfolio Companies typically have limited operating histories, less established and comprehensive product lines and smaller market shares than larger businesses, which tend to render them more vulnerable to competitors’ actions, market conditions and consumer sentiment in respect of their products or services, as well as general economic downturns; Because Portfolio Companies are privately owned, there is usually little publicly available information about these businesses; therefore, although the Investment Adviser and its agents perform due diligence on these Portfolio Companies, their operations and their prospects, including review of independent research reports and market valuations of securities of such companies on alternative trading systems and other private secondary markets, the Investment Adviser may not be able to obtain all of the material information that would be generally available for public company investments, including financial or other information regarding the Portfolio Companies in which we invest. Furthermore, there can be no assurance that the information that we do obtain with respect to any investment is reliable. The Fund will invest in Portfolio Companies for which current, up-to-date financial information is not available if the Investment Adviser determines, based on the results of its due diligence review, that such investment is in the best interests of the Fund and its Shareholders.; Portfolio Companies are more likely to depend on the management talents and efforts of a small group of persons; therefore, the death, disability, resignation or termination of one or more of these persons could have a material adverse impact on a Portfolio Company and, in turn, on us; and Portfolio Companies generally have less predictable operating results, may from time to time be parties to litigation, may be engaged in rapidly changing businesses with products subject to a substantial risk of obsolescence, and may require substantial additional capital to support their operations, finance expansion or maintain their competitive position.

Valuation — The Fund’s NAV is based on the value of its securities. Where reliable public market prices are available for those securities, the Investment Adviser will rely on those prices. However, in light of its investment strategy to invest in private, operating, late-stage, growth companies, the Fund expects that in most cases (other than subsequent to an IPO transaction involving a Portfolio Company) public market prices will not be available for the Fund’s portfolio securities, and where private market prices are available, such prices may be unreliable. At any point in time, there may be limited or no recent purchase or sale transactions or offers on private markets on which to base the value of a given private share. In addition, the prices reflected in recent private transactions or offers may be extremely sensitive to changes in supply or demand, including changes fueled by investor perceptions or other conditions.

In these cases, which the Fund expects will be in most circumstances, the Fund’s investments will be valued by the Investment Adviser, under the supervision of the Board of Trustees, pursuant to fair valuation procedures and methodologies approved by the Board of Trustees. While the Fund and the Investment Adviser use good faith efforts to determine the fair value of the Fund’s securities, value will be dependent on the judgment of the Investment Adviser. The Investment Adviser may also rely to some extent on information provided by the Portfolio Companies, which may not be timely or comprehensive. In addition, such information may not be available because it is difficult to obtain financial and other information with respect to private companies, and even where the Fund is able to obtain such information, there can be no assurance that it is complete or accurate. The Investment Adviser may also take into consideration valuations of similar classes of private company securities as publicly reported by other funds. From time to time, the Fund may determine that it should modify its assumptions as new information becomes available. As a consequence, the value of the securities, and therefore the Fund’s NAV, may vary. This may adversely affect Shareholders. The Fund may also not be able to sell these securities at the prices at which they are carried on the Fund’s books, or may have to delay their sale in order to do so. This may in turn adversely affect the Fund’s NAV.

Market Risk — The value of, and the income generated by, the securities in which the Fund invests may decline, sometimes rapidly or unpredictably, due to factors affecting certain issuers, particular industries or sectors or the overall markets, such as inflation (or expectations for inflation), deflation (or expectations for deflation), interest rates, global demand for particular products or resources, market instability, debt crises and downgrades, embargoes, tariffs, sanctions and other trade barriers, regulatory events, other governmental trade or market control programs and related geopolitical events. In addition, the value of the Fund’s investments may be negatively affected by the occurrence of global events such as war, terrorism, environmental disasters, natural disasters or events, exchange trading suspensions and closures, and infectious disease outbreaks or pandemics.

THE PRIVATE SHARES FUND
Notes to the Financial Statements (Continued) June 30, 2025 (Unaudited)
11. Investment risks — (continued)

Availability of Investment Opportunities — The business of identifying and structuring investments of the types contemplated by the Fund is competitive and involves a high degree of uncertainty. The availability of investment opportunities generally is subject to market conditions as well as, in some cases, the prevailing regulatory or political climate. No assurance can be given that the Fund will be able to identify and complete attractive investments in the future or that it will be able to fully invest its assets. Similarly, identification of attractive investment opportunities by the Investment Adviser is difficult and involves a high degree of uncertainty. Even if an attractive investment opportunity is identified by an Investment Adviser, it may not be permitted to take advantage of the opportunity to the fullest extent desired.

12. Recent market and economic developments

Social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) that occur from time to time will create uncertainty and may have significant impacts on issuers, industries, governments and other systems, including the financial markets, to which the Fund and the issuers in which it invests are exposed. As global systems, economies and financial markets are increasingly interconnected, events that once had only local impact are now more likely to have regional or even global effects. Events that occur in one country, region or financial market will, more frequently, adversely impact issuers in other countries, regions or markets, including in established markets such as the United States. These impacts can be exacerbated by failures of governments and societies to adequately respond to an emerging event or threat.

Recent examples of the above include conflict between Russia and Ukraine in Europe and Hamas and Israel in the Middle East and the Houthi movement’s attacks on ships in the Red Sea and retaliatory actions by the United States and other countries. Such conflicts may destabilize parts of Europe and the Middle East for prolonged periods of time and could escalate and draw in additional countries. Conflicts and related actions taken by governments or other organizations have the potential to adversely affect regional and global economies including those that the Fund invests in. These conflicts and other conflicts that could occur in the future could negatively affect the value and liquidity of the Fund’s investments.

13. Subsequent events

In preparing these financial statements, management has evaluated subsequent events through the date of issuance of the financial statements included herein and has determined that there are no subsequent events that require disclosure or adjustment to the financial statements.

THE PRIVATE SHARES FUND
Additional Information June 30, 2025 (Unaudited)

Proxy voting — A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted proxies during the 12-month period ended June 30 are available without charge upon request by (1) calling the Fund at 1-855-551-5510; (2) on the Fund’s website (www.privatesharesfund.com); (3) by emailing theprivatesharesfund@umb.com; and (4) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

Portfolio holdings — The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on form N-PORT-P. The Fund’s Form N-PORT-P is available on the SEC’s website at http://sec.gov. You may also obtain copies by calling the Fund at 1-855-551-5510.

Change in the independent registered public accounting firm —

(a)     Previous independent registered public accounting firm: On May 28, 2025, the Fund, on the recommendation of the Audit Committee and by action of the Board, dismissed KPMG LLP (“KPMG”) as the independent registered public accounting firm to the Fund. KPMG ceased to provide audit services to the Fund on May 28, 2025.

The audit reports of KPMG on the financial statements of the Fund as of and for the years ended December 31, 2024 and 2023 did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope, or accounting principles.

During the two fiscal years ended December 31, 2024 and 2023 and the subsequent interim period through May 28, 2025, there were no: (i) disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements if not resolved to the satisfaction of KPMG would have caused them to make reference in connection with their opinion to the subject matter of the disagreement, or (ii) “reportable events” as that term is described in Item 304(a)(1)(v) of Regulation S-K, except that management of the Fund and KPMG identified a material weakness specific to the Fund’s design and operation of controls relating to the valuation of a private equity investment in accordance with U.S. GAAP. Specifically, for one of the portfolio investments, Management ascribed a higher weighting to unobservable inputs than to available observable inputs in determining fair value for the financial statements for the year ended December 31, 2022.

The Fund provided KPMG with a copy of the foregoing disclosures and requested that KPMG furnish the Fund with a letter addressed to the U.S. Securities and Exchange Commission stating whether KPMG agrees with the above statements.

(b)    New independent registered public accounting firm: On May 20, 2025, the Fund, on the recommendation of the Audit Committee and by action of the Board, approved Grant Thornton LLP (“GT”) to serve as the independent registered public accounting firm to audit the financial statements of the Fund for the fiscal year ending December 31, 2025. During the fiscal years ended December 31, 2024 and December 31, 2023 and the subsequent interim period through May 20, 2025, neither the Fund nor anyone on behalf of the Fund consulted GT on items that concerned (a) the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements, or (b) the subject of a disagreement (as defined in paragraph (a)(1)(iv) of Item 304 of Regulation S-K and related instructions) or reportable events (as described in paragraph (a)(1)(v) of Item 304 of Regulation S-K).

Board of Trustees

Robert Boulware
Mark Radcliffe
Daniel A. Doyle
Herb W. Morgan
Timothy Reick

Investment Adviser

Liberty Street Advisors, Inc.
88 Pine Street, 31st Floor, Suite 3101
New York, NY 10005

Dividend Paying Agent, Transfer Agent

UMB Fund Services
235 West Galena Street
Milwaukee, WI 53212

Custodian

UMB Bank National Association
1010 Grand Boulevard
Kansas City, MO 64106

Distributor

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Auditors

Grant Thornton LLP
171 N Clark Street, Suite 200
Chicago, IL 60601

This report has been prepared for the general information of the shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus. The Fund’s prospectus contains more complete information about the objectives, policies, expenses and risks of the Funds. The Fund is not a bank deposit, not FDIC insured and may lose value. Please read the prospectus carefully before investing or sending money.

This report contains certain forward looking statements which are subject to known and unknown risks and uncertainties that could cause actual results to differ materially from those expressed or implied by such statements. Forward looking statements generally include words such as ‘‘believes’’, ‘‘expects’’, ‘‘anticipates’’ and other words of similar import. Such risks and uncertainties include, among other things, the Risk Factors noted in the Fund’s filings with the Securities and Exchange Commission. The Fund undertakes no obligation to update any forward looking statement.

(b) There were no notices transmitted to stockholders in reliance on Rule 30e-3 under the Investment Company Act of 1940, as amended, that contained disclosures specified by paragraph (c)(3) of that rule.

Item 2. Code of Ethics.

Not applicable to semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable to semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable to semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a) Included as part of the report to shareholders filed under Item 1(a) of this Form N-CSR.

(b) Not applicable

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a) Not applicable to semi-annual reports.

(b) There has been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the registrant’s most recently filed annual report on Form N-CSR.

Item 14.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

REGISTRANT PURCHASES OF EQUITY SECURITIES

Class A: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2025	0	0	0	0
Feb. 1-28, 2025	0	0	0	0
Mar. 1-31, 2025	213,722	$41.57	0	0
Apr. 1-30, 2025	0	0	0	0
May. 1-31, 2025	0	0	0	0
Jun. 1-30, 2025	176,786	$43.53	0	0
Jul. 1-31, 2025	0	0	0	0
Aug. 1-31, 2025	0	0	0	0
Sep. 1-30, 2025	0	0	0	0
Oct. 1-31, 2025	0	0	0	0
Nov. 1-30, 2025	0	0	0	0
Dec. 1-31, 2025	0	0	0	0
Total	390,508	$42.46	0	0

Class I: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2025	0	0	0	0
Feb. 1-28, 2025	0	0	0	0
Mar. 1-31, 2025	995,595	$42.37	0	0
Apr. 1-30, 2025	0	0	0	0
May. 1-31, 2025	0	0	0	0
Jun. 1-30, 2025	1,017,010	$44.40	0	0
Jul. 1-31, 2025	0	0	0	0
Aug. 1-31, 2025	0	0	0	0
Sep. 1-30, 2025	0	0	0	0
Oct. 1-31, 2025	0	0	0	0
Nov. 1-30, 2025	0	0	0	0
Dec. 1-31, 2025	0	0	0	0
Total	2,012,605	$43.40	0	0

Class L: Period	(a) Total Number of Shares (or Units) Purchased	(b) Average Price Paid per Share (or Unit)	(c) Total Number of Shares (or Units) Purchased as Part of Publicly Announced Plans or Programs	(d) Maximum Number (or Approximate Dollar Value) of Shares (or Units) that May Yet Be Purchased Under the Plans or Programs
Jan. 1-31, 2025	0	0	0	0
Feb. 1-28, 2025	0	0	0	0
Mar. 1-31, 2025	597	$40.80	0	0
Apr. 1-30, 2025	0	0	0	0
May. 1-31, 2025	0	0	0	0
Jun. 1-30, 2025	4,096	$42.70	0	0
Jul. 1-31, 2025	0	0	0	0
Aug. 1-31, 2025	0	0	0	0
Sep. 1-30, 2025	0	0	0	0
Oct. 1-31, 2025	0	0	0	0
Nov. 1-30, 2025	0	0	0	0
Dec. 1-31, 2025	0	0	0	0
Total	4,693	$42.46	0	0

On February 25, 2025 and May 27, 2025, the Registrant offered to repurchase 1,209,914 and 1,197,892 shares, respectively, pursuant to its periodic repurchase plan.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act. Based on their review, such officers have concluded that the disclosure controls and procedures were effective in ensuring that information required to be disclosed in this report was appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service providers.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the period covered by this report that materially affected, or were reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

The Fund has not engaged in Security Lending Activities.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable

(b) Not applicable

Item 19. Exhibits.

(a) (1)	Code of ethics. Not applicable to semi-annual reports.

(a) (2)	Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Securities Exchange Act of 1934 by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(a) (3)	Certifications required pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(a) (4)

Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(a) (5)	Change in the registrant’s independent public accountant is attached hereto.

(b)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Private Shares Fund

By:	/s/ Kevin Moss
Kevin Moss
President
September 8, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Kevin Moss
By: Kevin Moss
President
(Principal Executive Officer)
September 8, 2025

By:	/s/ Jack Sweeney
Jack Sweeney
Principal Financial Officer
September 8, 2025